Organization and Principal Activities - Schedule of Significant Operating Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
Zai Lab (Hong Kong) Limited
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Apr. 29, 2013
Percentage of ownership	100.00%
Principal activities	Operating company for business development and R&D activities
Zai Lab (Shanghai) Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Place of incorporation	The People's Republic of China ("PRC" or "China")
Date of incorporation	Jan. 06, 2014
Percentage of ownership	100.00%
Principal activities	Development and commercialisation of innovative medicines
Zai Lab (AUST) Pty., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Place of incorporation	Australia
Date of incorporation	Dec. 10, 2014
Percentage of ownership	100.00%
Principal activities	Clinical trial activities
Zai Lab (Suzhou) Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Nov. 30, 2015
Percentage of ownership	100.00%
Principal activities	Development and commercialisation of innovative medicines
Zai Biopharmaceutical (Suzhou) Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Jun. 15, 2017
Percentage of ownership	100.00%
Principal activities	Development and commercialisation of innovative medicines
Zai Lab (US) LLC
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Place of incorporation	U.S.
Date of incorporation	Apr. 21, 2017
Percentage of ownership	100.00%
Principal activities	Operating company for business development and R&D activities